Rule 497(j)
                                                     Registration No. 333-30481



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                December 14, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:  Empire State Municipal Exempt Trust, Guaranteed
                Series 138
                File No. 333-30481

Gentlemen:

          As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

          (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

          (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 29, 1999 and became effective November 29, 1999 pursuant to Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 138


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.


                                            By:  /s/ Michael J. Lynch
                                               -----------------------------
                                                   Michael J. Lynch
                                                   as agent for the Sponsors

323641.1